Interest income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest expense (income), defined benefit plans [abstract]
Interest on bank deposits	$ 413,909	$ 1,361,638
Consulting and management fee with affiliated companies	$ 413,909	$ 1,361,638